Financial instruments (Details 5) R$ in Millions	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Carrying amount	R$ (5,754)
Fair value	(5,629)
Trade Receibles With Credit Card Companies And Sales Vouchers [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	109
Fair value	109
Cross Currency Interest Rate Swap [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	(58)
Fair value	(58)
Borrowings And Financing F V P L [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	(412)
Fair value	(412)
Borrowings And Financing And Debentures Amortized Cost [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	(5,393)
Fair value	R$ (5,268)